Leases-Lessee - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
Rent expense	¥ 2,108	¥ 2,039	¥ 1,800